Commitments and Contingencies - Restructuring activity (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended
	Jun. 14, 2024	Jan. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Commitments and Contingencies
Restructuring and related cost, percentage of workforce reduction	70.00%	50.00%
Total expense recorded in the three months ended for the period			$ 707	$ 2,581	$ 2,401
Payments made in the three months ended for the period			(3,400)	(301)	(1,702)
Remaining amounts to be paid as of period			$ 286	$ 2,979	$ 699